Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 9,304	$ 12,517
Short-term investments	8,712	15,952
Trade receivables (net of allowance for doubtful accounts of $233 and $431 as of December 31, 2011 and December 31, 2012, respectively)	7,516	11,328
Other receivables and prepaid expenses	5,349	1,947
Short-term restricted deposit for employees benefit	2,922
Inventories	7,049	8,196
Total current assets	40,852	49,940
Long term restricted deposit for employees benefit	1,099
Severance pay deposits	836	1,473
Property, plant and equipment, net	13,074	13,227
Intangible assets, net	656	609
Goodwill	485	485
Total Assets	57,002	65,734
Current Liabilities
Short-term bank credit and current maturities of long-term bank loans	7,368	6,793
Trade payables	10,696	8,441
Accrued severance pay	3,539
Other current liabilities	10,971	5,315
Total current liabilities	32,574	20,549
Long-Term Liabilities
Long-term bank loans, net of current maturities	2,224	4,026
Accrued severance pay	2,032	4,502
Deferred tax liability	53	65
Total long-term liabilities	4,309	8,593
Total Liabilities	36,883	29,142
Liabilities related to discontinued operation		150
Commitments and Contingencies
Shareholders' Equity
Ordinary shares of NIS 0.1 par value: Authorized - 50,000,000 shares as of December 31, 2011 and December 31, 2012; issued: 32,313,761 and 32,938,011 shares as of December 31, 2011 and December 31, 2012, respectively; outstanding: 31,135,062 and 31,759,312 shares as of December 31, 2011 and December 31, 2012, respectively	820	808
Additional paid-in capital	210,853	209,741
Treasury shares at cost - 1,178,699 shares	(2,000)	(2,000)
Accumulated other comprehensive income (loss)	36	(83)
Accumulated deficit	(189,131)	(171,737)
Shareholder's equity	20,578	36,729
Non-controlling interest	(459)	(287)
Total Equity	20,119	36,442
Total Liabilities and Equity	$ 57,002	$ 65,734